PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
13.	PROPERTY, PLANT AND EQUIPMENT

	Land and buildings US$‘000	Leasehold improvements US$‘000	Computers, fixtures and fittings US$‘000	Plant and equipment US$‘000	Total US$‘000
Cost
At January 1, 2019	2,605	4,560	6,585	40,064	53,814
Adjustment on transition to IFRS 16	20,961	—	149	75	21,185
Additions	681	71	168	1,905	2,825
Disposals or retirements	—	(1,626)	(2,610)	(3,314)	(7,550)
Exchange adjustments	22	—	—	(54)	(32)

At December 31, 2019	24,269	3,005	4,292	38,676	70,242

At January 1, 2020	24,269	3,005	4,292	38,676	70,242
Additions	8	41	96	2,766	2,911
Disposals or retirements	—	(299)	(66)	(5,758)	(6,123)
Exchange adjustments	10	(77)	(13)	(1,845)	(1,925)

At December 31, 2020	24,287	2,670	4,309	33,839	65,105

Accumulated depreciation and impairment losses
At January 1, 2019	(1,934)	(3,243)	(5,783)	(37,492)	(48,452)
Charge for the year	(1,545)	(105)	(200)	(680)	(2,530)
Adjustment on transition to IFRS 16	(10,984)	—	(40)	(75)	(11,099)
Impairment loss as at December 31, 2019	(4,024)	(233)	(276)	(1,816)	(6,349)
Disposals or retirements	—	1,544	2,618	3,331	7,493
Reallocations / reclassifications	—	—	—	(5)	(5)
Exchange adjustments	(6)	—	(1)	(3)	(10)

At December 31, 2019	(18,493)	(2,037)	(3,682)	(36,740)	(60,952)

At January 1, 2020	(18,493)	(2,037)	(3,682)	(36,740)	(60,952)
Charge for the year	(783)	(146)	(181)	(604)	(1,714)
Impairment loss as at December 31, 2020	(347)	(78)	(180)	(1,190)	(1,795)
Disposals or retirements	—	299	84	5,590	5,973
Exchange adjustments	(6)	78	13	1,845	1,930

At December 31, 2020	(19,629)	(1,884)	(3,946)	(31,099)	(56,558)

Carrying amounts
At December 31, 2020	4,658	786	363	2,740	8,547

At December 31, 2019	5,776	968	610	1,936	9,290

Right-of-use assets

The right-of-use assets are included in the same line item as the corresponding underlying assets would be presented if they were owned.  The Group has used the modified retrospective application method for its first time application of IFRS 16, Leases in 2019. Right-of-use assets were assessed for impairment on transition by applying IAS 36, Impairment as at January 1, 2019. Right of Use assets leased by three Cash Generating Units, in which there was an unallocated impairment loss as at December 31, 2018, were impaired by a total of US$11,099,000. This amount is shown in the Consolidated Statement of Changes in Equity as a movement in Accumulated Surplus.

US$000
Right-of-use assets cost at transition before impairment	21,185
Impairment adjustment on transition	(11,099)

Right-of-use assets value at transition after impairment	10,086

The following is a reconciliation of the financial statement line items from IAS 17 to IFRS 16 at January 1, 2019:

	Carrying amount at December 31, 2018	Remeasurement	Impairment	IFRS 16 carrying amount at January 1, 2019
	US$000	US$000	US$000	US$000
Property, plant & equipment	5,362	21,185	(11,099)	15,448
Lease liabilities	(962)	(21,185)	-	(22,147)
Retaining earnings	(55,319)	-	11,099	(44,220)

Total	(50,919)	-	-	(50,919)

Additional information on the right-of-use assets by class of assets is as follows:

	Carrying amount At December 31, 2020	Depreciation Charge Year ended December 31, 2020	Impairment Charge Year ended December 31, 2020

	US$000	US$000	US$000
Buildings	4,200	(673)	(347)
Computer equipment	3	(4)	-
Plant and Equipment	-	(70)	(154)

	4,203	(747)	(501)

	Carrying amount At December 31, 2019	Depreciation Year ended December 31, 2019	Impairment
			Year ended December 31, 2019
	US$000	US$000	US$000
Buildings	5,220	(1,523)	(3,913)
Computer equipment	7	(39)	(63)

	5,227	(1,562)	(3,976)

Income from sub-letting right-of-use buildings amounted to US$3,000 in the year ended December 31, 2020 (2019: USD$3,000).

Right-of-Use assets at 31 December 2020	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	12	1 to 13	4	1	-	2	4
Vehicle	16	1 to 3	2	-	16	-	16
I.T. and office equipment	10	1 to 2	1	-	-	-	1

Right-of-Use assets at 31 December 2019	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	13	1 to 14	5	1	-	2	4
Vehicle	9	1 to 2	1	-	9	-	9
I.T. and office equipment	11	1 to 2	2	-	-	-	1

The details of the impairment review are described in Note 14. When an impairment loss is identified in a cash generating unit, it must be first allocated to reduce the carrying amount of any goodwill allocated to the cash generating unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. In this manner, an impairment loss of US$1,795,000 was allocated to property, plant and equipment as at December 31, 2020. The recoverable amount of property, plant and equipment was determined to be the value in use of each cash generating unit.

The details of the impairment review are described in Note 14. When an impairment loss is identified in a cash generating unit, it must be first allocated to reduce the carrying amount of any goodwill allocated to the cash generating unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. In this manner, an impairment loss of US$6,349,000 was allocated to property, plant and equipment as at December 31, 2019. The recoverable amount of property, plant and equipment was determined to be the value in use of each cash generating unit.

Assets held under operating leases (where the Company is the lessor)

The Company has a number of assets included in plant and equipment which generate operating lease revenue for the Group. The net book value of these assets as at December 31, 2020 and 2019 is US$Nil following full write down of the assets due to group impairment (refer to Note 14). Depreciation charged on these assets in 2020 amounted to US$21,000 (2019: US$7,000).

Property, plant and equipment under construction

There were no assets under construction included in property, plant and equipment at December 31, 2020 (2019: US$Nil).